SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Disclosure of significant accounting judgments, estimates and assumptions
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgement / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8 and Note 9
Provisions	Note 8
Impairment of non-current assets	Note 11
Control over subsidiaries	Note 15
Depreciation and amortization of non-current assets	Note 12 and Note 13
Fair value of financial instruments	Note 16

Reconciliation of operating lease commitments to lease liabilities
The following table reconciles the Company’s operating lease commitments as of December 31, 2018, to the lease liabilities expected to be recognized upon initial application of IFRS 16 on January 1, 2019.

US$

Operating lease commitments as of December 31, 2018 (see Note 4)	632
Increase in lease commitments of cancellable leases included in reasonably certain lease term	1,846
Use of IFRS 16 practical expedients (old lease accounting continues for exceptions)	(4)
Leases commencing subsequent to transition date committed to as of December 31, 2018	(47)
Accruals included in the lease liability calculation	59
Other	22
Total undiscounted lease payments which are reasonably certain	2,508

Discounting effect using incremental borrowing rate	(559)
IAS 17 finance lease liabilities recognized on balance sheet as of December 31, 2018 (discounted)	54

Expected IFRS 16 Lease liability recognized on balance sheet as of January 1, 2019	2,003

Expected IFRS 16 lease liability presented as
Non-current	1,638
Current	361
Liabilities associated with assets held for sale	4
2,003

Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Schedule of the impact that adoption of IFRS 9 and IFRS 15 is expected to have on the opening balance sheet of the Group
The following table presents the transitional impact that adoption of IFRS 9, ‘Financial Instruments’ (“IFRS 9”) and IFRS 15, ‘Revenue from contracts with customers’ (“IFRS 15”) had on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

	December 31, 2017*	Impact of IFRS 9		Impact of IFRS 15
		Classification and measurement	Impairment	Revenue and customer acquisition costs	January 1, 2018

Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	38	1,924
Deferred tax assets	336	—	2	(12)	326
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	263	—	—	93	356

Current assets
Trade and other receivables
Trade and other receivables, gross	924	—	—	—	924
Allowance for doubtful debt	(169)	—	(14)		(183)

Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through profit or loss		20			20
Fair value through other comprehensive income	—	33	—	—	33
Other assets	418	—	—	(4)	414

Equity
Equity attributable to equity owners of the parent	4,331	(25)	(16)	87	4,377
Non-controlling interests	(441)	—	(4)	15	(430)

Liabilities
Other liabilities (current)	1,353	—	—	(1)	1,352
Deferred tax liabilities	376	—	(2)	14	388

* Opening balance sheet numbers are represented following retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (Note 10)

Impact of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Schedule of the impact that adoption of IFRS 9 and IFRS 15 is expected to have on the opening balance sheet of the Group
During 2018, the Group has performed a detailed impact assessment of IFRS 16. In summary the impact of IFRS 16 adoption is expected to be, as follows:

	December 31, 2018	Impact of IFRS 16	January 1, 2019
Assets
Non-current assets
Property and equipment
Property and equipment	4,932	(71)	4,861
Right-of-use assets	—	2,023	2,023
Intangible assets	1,854	(15)	1,839
Goodwill	3,816	—	3,816
Deferred tax assets	197	—	197
Other financial assets	193	(1)	192
Total non-current assets	10,992	1,936	12,928

Current assets
Trade and other receivables	577	(61)	516
Other current assets	2,516	—	2,516
Total current assets	3,093	(61)	3,032

Assets classified as held for sale	17	4	21

Total assets	14,102	1,879	15,981

Equity
Equity attributable to equity owners of the parent	3,670	(3)	3,667
Non-controlling interest	(891)	(1)	(892)
Total equity	2,779	(4)	2,775

Non-current liabilities
Financial liabilities	6,567	(45)	6,522
Provisions	110	—	110
Lease liabilities	—	1,638	1,638
Deferred tax liabilities	180	—	180
Other liabilities	53	(9)	44
Total non-current liabilities	6,910	1,584	8,494

Current liabilities
Trade and other payables	1,432	(54)	1,378
Other financial liabilities	1,289	(6)	1,283
Lease liabilities	—	361	361
Provisions	398	(3)	395
Other liabilities	1,290	(3)	1,287
Total current liabilities	4,409	295	4,704

Liabilities associated with assets held for sale	4	4	8

Total equity and liabilities	14,102	1,879	15,981